COMMON STOCK AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2023
COMMON STOCK AND DIVIDENDS [Abstract]
Common Stock
As of December 31, 2023, 2022 and 2021, tgs’ common stock was as follows:

Shares Class	Amount of common stock, subscribed, issued, paid in, and authorized for
	public offer
Common Shares Class
(Face value $ 1, 1 vote)	Outstandings shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	347,568,464	41,734,225	389,302,689
Total	752,761,058	41,734,225	794,495,283